2. Investment Securities (Tables)	12 Months Ended
Dec. 31, 2019
Investments [Abstract]
Schedule of available for sale securities
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
December 31, 2019
U.S. GSE debt securities	$18,002,549	$99,743	$40,672	$18,061,620
Agency MBS	16,169,819	86,874	51,318	16,205,375
ABS and OAS	2,799,657	55,418	2,166	2,852,909
Other investments	8,665,000	181,846	0	8,846,846
Total	$45,637,025	$423,881	$94,156	$45,966,750

December 31, 2018
U.S. GSE debt securities	$14,010,100	$394	$259,391	$13,751,103
Agency MBS	16,020,892	2,701	449,068	15,574,525
ABS and OAS	1,988,565	3,806	6,242	1,986,129
Other investments	8,167,000	8,472	120,398	8,055,074
Total	$40,186,557	$15,373	$835,099	$39,366,831

Schedule of investments pledged as collateral
	Amortized	Fair
	Cost	Value

December 31, 2019	$45,637,025	$45,966,750
December 31, 2018	40,186,557	39,366,831

Schedule of maturities of debt securities available for sale
	Amortized	Fair
	Cost	Value

Due in one year or less	$2,760,515	$2,766,254
Due from one to five years	9,674,948	9,862,450
Due from five to ten years	15,042,170	15,147,201
Due after ten years	1,989,573	1,985,470
Agency MBS	16,169,819	16,205,375
Total	$45,637,025	$45,966,750

Schedule of unrealized loss
	Less than 12 months		12 months or more		Totals
	Fair	Unrealized	Fair	Unrealized	Number of	Fair	Unrealized
	Value	Loss	Value	Loss	Securities	Value	Loss
December 31, 2019
U.S. GSE debt securities	$7,964,192	$40,672	$0	$0	7	$7,964,192	$40,672
Agency MBS	5,273,683	24,648	2,920,091	26,670	13	8,193,774	51,318
Other investments	1,000,490	2,166	0	0	1	1,000,490	2,166
Total	$14,238,365	$67,486	$2,920,091	$26,670	21	$17,158,456	$94,156

December 31, 2018
U.S. GSE debt securities	$1,465,947	$6,752	$11,284,761	$252,639	11	$12,750,708	$259,391
Agency MBS	2,317,838	22,029	12,223,386	427,039	24	14,541,224	449,068
ABS and OAS	976,226	6,242	0	0	1	976,226	6,242
Other investments	1,956,914	20,086	4,113,688	100,312	25	6,070,602	120,398
Total	$6,716,925	$55,109	$27,621,835	$779,990	61	$34,338,760	$835,099